Operating Leases - Schedule of Operating Lease (Details)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 USD ($)
Schedule of Operating Lease [Line Items]
Office and warehouse	$ 341,730		$ 343,453
Less: accumulated amortization	(165,082)		(107,605)
Total right-of-use assets, net	176,648		235,848
Total operating lease liabilities, net	176,648	¥ 1,281,881	235,848
Total operating lease liabilities	176,648	¥ 1,281,881	235,848
Office and warehouse [Member]
Schedule of Operating Lease [Line Items]
Total operating lease liabilities, net	176,648		235,848
Total operating lease liabilities	176,648		235,848
Related Party [Member]
Schedule of Operating Lease [Line Items]
Non-current portion of operating lease liabilities – related party	115,419		177,538
Current portion of operating lease liabilities – related party	$ 61,229		$ 58,310